                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                               AMENDED FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-6165

                      (Investment Company Act File Number)

                  Federated Municipal Securities Income Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  8/31/06

              Date of Reporting Period:  Fiscal year ended 8/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund

Established 1987

(formerly, Federated Municipal High Yield Advantage Fund, Inc.)

A Portfolio of Federated Municipal Securities Income Trust

20TH ANNUAL SHAREHOLDER REPORT

August 31, 2006 (Restated February 23, 2007)

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares 1
(As Restated)

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.05	$ 9.71		$9.55		$9.73	$9.91
Income From Investment Operations:
Net investment income	0.50	0.51		0.55		0.56	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.04)	0.37		0.17		(0.18)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.88		0.72		0.38	0.36
Less Distributions:
Distributions from net investment income	(0.49)	(0.54)		(0.56)		(0.56)	(0.54)
Net Asset Value, End of Period	$10.02	$10.05		$9.71		$9.55	$9.73
Total Return [2]	4.80%	9.34%		7.77%		4.06%	3.79%

Ratios to Average Net Assets:
Net expenses [3]	1.26%	1.52%		1.43%		1.44%	1.43%
Net investment income [3]	4.98%	5.19%		5.70%		5.86%	5.67%
Expense waiver/reimbursement [4]	0.19%	0.00	% [5]	0.00	% [5]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$235,204	$193,899		$136,812		$117,435	$111,642
Portfolio turnover [3]	20%	17%		11%		16%	22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. The performance reflected is that of the Predecessor Fund. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 In February 2007, the Fund restated its previously reported financial results for the past five fiscal years of the Fund related to certain residual interest tax-exempt municipal securities held by the Fund. The net expense ratios previously reported were 0.88%, 1.07%, 1.06%, 1.07% and 1.08%, respectively. The net investment income ratios previously reported were 5.01%, 5.20%, 5.71%, 5.87% and 5.68%, respectively. The portfolio turnover previously reported was 27%, 18%, 22%, 25% and 35%, respectively. This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return. See Note 10 to the Financial Statements.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares 1
(As Restated)

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.05	$ 9.71		$9.54		$9.73	$9.90
Income From Investment Operations:
Net investment income	0.42	0.44		0.48		0.49	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.04)	0.37		0.18		(0.19)	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.81		0.66		0.30	0.30
Less Distributions:
Total distributions from net investment income	(0.42)	(0.47)		(0.49)		(0.49)	(0.47)
Net Asset Value, End of Period	$10.01	$10.05		$9.71		$9.54	$9.73
Total Return [2]	3.91%	8.53%		7.07%		3.18%	3.11%

Ratios to Average Net Assets:
Net expenses [3]	2.02%	2.27%		2.18%		2.19%	2.18%
Net investment income [3]	4.23%	4.45%		4.95%		5.11%	4.93%
Expense waiver/reimbursement [4]	0.19%	0.00	% [5]	0.00	% [5]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$106,124	$120,901		$120,205		$124,736	$107,348
Portfolio turnover [3]	20%	17%		11%		16%	22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. The performance reflected is that of the Predecessor Fund. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 In February 2007, the Fund restated its previously reported financial results for the past five fiscal years of the Fund related to certain residual interest tax-exempt municipal securities held by the Fund. The net expense ratios previously reported were 1.64%, 1.82%, 1.81%, 1.82% and 1.83%, respectively. The net investment income ratios previously reported were 4.26%, 4.46%, 4.96%, 5.12% and 4.94%, respectively. The portfolio turnover previously reported was 27%, 18%, 22%, 25% and 35%, respectively. This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return. See Note 10 to the Financial Statements.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares 1
(As Restated)

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.05	$ 9.71		$9.54		$9.73	$9.90
Income From Investment Operations:
Net investment income	0.42	0.44		0.47		0.48	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.04)	0.37		0.19		(0.18)	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.81		0.66		0.30	0.30
Less Distributions:
Distributions from net investment income	(0.42)	(0.47)		(0.49)		(0.49)	(0.47)
Net Asset Value, End of Period	$10.01	$10.05		$9.71		$9.54	$9.73
Total Return [2]	3.91%	8.52%		7.07%		3.17%	3.13%

Ratios to Average Net Assets:
Net expenses [3]	2.01%	2.27%		2.18%		2.19%	2.18%
Net investment income [3]	4.23%	4.44%		4.95%		5.11%	4.92%
Expense waiver/reimbursement [4]	0.19%	0.00	% [5]	0.00	% [5]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$52,875	$42,419		$25,646		$14,083	$10,220
Portfolio turnover [3]	20%	17%		11%		16%	22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. The performance reflected is that of the Predecessor Fund. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 In February 2007, the Fund restated its previously reported financial results for the past five fiscal years of the Fund related to certain residual interest tax-exempt municipal securities held by the Fund. The net expense ratios previously reported were 1.63%, 1.82%, 1.81%, 1.82% and 1.83%, respectively. The net investment income ratios previously reported were 4.26%, 4.45%, 4.96%, 5.12% and 4.93%, respectively. The portfolio turnover previously reported was 27%, 18%, 22%, 25% and 35%, respectively. This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return. See Note 10 to the Financial Statements.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares 1
(As Restated)

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.05	$ 9.71		$9.55		$9.73	$9.91
Income From Investment Operations:
Net investment income	0.50	0.52		0.55		0.57	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.04)	0.36		0.17		(0.19)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.88		0.72		0.38	0.36
Less Distributions:
Distributions from net investment income	(0.49)	(0.54)		(0.56)		(0.56)	(0.54)
Net Asset Value, End of Period	$10.02	$10.05		$9.71		$9.55	$9.73
Total Return [2]	4.80%	9.34%		7.77%		4.06%	3.79%

Ratios to Average Net Assets:
Net expenses [3]	1.26%	1.52%		1.43%		1.44%	1.43%
Net investment income [3]	4.98%	5.20%		5.70%		5.86%	5.67%
Expense waiver/reimbursement [4]	0.19%	0.00	% [5]	0.00	% [5]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$186,648	$177,351		$160,088		$167,097	$183,467
Portfolio turnover 3	20%	17%		11%		16%	22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. The performance reflected is that of the Predecessor Fund. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 In February 2007, the Fund restated its previously reported financial results for the past five fiscal years of the Fund related to certain residual interest tax-exempt municipal securities held by the Fund. The net expense ratios previously reported were 0.88%, 1.07%, 1.06%, 1.07% and 1.08%, respectively. The net investment income ratios previously reported were 5.01%, 5.21%, 5.71%, 5.87% and 5.68%, respectively. The portfolio turnover previously reported was 27%, 18%, 22%, 25% and 35%, respectively. This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return. See Note 10 to the Financial Statements.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As discussed in Note 10 to the Financial Statements, the Fund's financial statements have been restated to reflect the accounting for certain inverse floater structures that resulted in the recording of interest expense affecting the expense example below.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2006	Ending Account Value 8/31/2006	Expenses Paid During Period [1,2]
Actual:
Class A Shares	$1,000	$1,030.30	$5.99
Class B Shares	$1,000	$1,026.50	$9.81
Class C Shares	$1,000	$1,025.50	$9.80
Class F Shares	$1,000	$1,030.30	$5.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.31	$5.96
Class B Shares	$1,000	$1,015.53	$9.75
Class C Shares	$1,000	$1,015.53	$9.75
Class F Shares	$1,000	$1,019.31	$5.96

1 Note that the Fund is the successor to Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Expense information presented refers to expenses of the Predecessor Fund, which are the performance, expenses, and other information of the Fund for the relevant period as a result of the reorganization. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization and Predecessor Fund.

2 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.17%
Class B Shares	1.92%
Class C Shares	1.92%
Class F Shares	1.17%

Management Discussion of Fund Performance

The fund's total returns, based on net asset value, for the 12-month reporting period were 4.80% for Class A Shares, 3.91% for Class B Shares, 3.91% for Class C Shares and 4.80% for Class F Shares. 1 The total returns of the Lehman Brothers Municipal Bond Index (LBMB), 2 the fund's benchmark index, and the Lehman Brothers Non Investment Grade Municipal Bond Index (LBNIGMBI), 2 another market benchmark for the fund, were 3.03% and 8.26%, respectively, during the 12-month reporting period. The total return for the Lipper High Yield Municipal Debt Fund Average (Average), 3 a performance benchmark for the fund, was 5.12% during the 12-month reporting period. The fund underperformed the performance benchmark in total return, while it outperformed on income.

1 On or about September 11, 2006, the Federated Municipal High Yield Advantage Fund, Inc. (predecessor fund) filed with the U.S. Securities and Exchange Commission and promptly mailed to shareholders a Notice of Special Meeting of Shareholders and Proxy Statement ("Proxy") requesting the shareholders of the predecessor fund to vote on the reorganization of the predecessor fund into Federated Municipal High Yield Advantage Fund, a series of Federated Municipal Securities Income Trust. The predecessor fund was reorganized into the fund as of the close of business on November 10, 2006. Prior to the reorganization, the fund had no investment operations. Performance, expense and other information presented in the Annual Shareholder Report refers to performance, expenses and other information of the predecessor fund, which are the performance, expenses, and other information of the fund for the relevant period as a result of the reorganization.

2 The LBMB is the broad-based securities market index for the fund. The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The LBNIGMBI is a broad market performance benchmark for the high yield tax-exempt bond market. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have a remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LBMB and MBNIGMBI are unmanaged and, unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index. The fund's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total returns of the LBMB and LBNIGMBI.

3 Lipper figures represent the average of the total returns reports by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

The fund's investment strategy focused on: (a) the selection of lower-quality, investment-grade and non-investment grade securities; these securities typically have higher yields than high-quality, investment-grade securities available in the market; 4 (b) the selection of intermediate to long maturity bonds that typically yield more than short-term bonds due to the upward sloping yield curve; and (c) inverse floaters; these securities typically have higher yields due to the leverage of the security. The fund's strategy also focused on the effective duration 5 of the fund's portfolio (which indicates the portfolio sensitivity to change in interest rates). 6

The following discussion will focus on the performance of the fund's Class A Shares. The 4.80% total return of the fund's Class A Shares for the reporting period consisted of 5.09% tax-exempt dividends and 0.29% depreciation in net asset value of the shares. 7

MARKET OVERVIEW

The 12-month reporting period was characterized by the same factors as a year earlier: a flattening yield curve led by a steep rise in short-term interest rates; tightening credit spreads; and a large supply of new tax-exempt bonds.

During the 12-month reporting period, interest rate volatility increased as the tax-exempt bond market appeared to focus on inflation and inflation expectations, and whether the Federal Reserve Board (the "Fed") would pause to continue its interest rate tightening cycle. The generally low interest rate environment appeared to result in investors pursuing lower-rated credits because of the additional yield they offer. As a result, certain revenue bond sectors, such as hospital bonds, industrial development bonds and resource recovery project bonds, outperformed the LBMB.

4 Investment grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

6 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.

7 Income may be subject to the federal alternative minimum tax and state and local taxes.

During the 12-month reporting period, the Fed continued tightening interest rates, raising the Federal Funds Target Rate nine times from 3.50% in August 2005 to 5.25% in August 2006. Consequently, interest rates throughout the short end of the yield curve rose as well. This resulted in a significant flattening of the tax-exempt municipal yield curve, with short-term interest rates rising significantly and long-term interest rates actually declining slightly (that is, while securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was less or flattened). According to Municipal Market Data (MMD), yields on "AAA"-rated general obligation tax-exempt bonds rose by 69 basis points for 1 year-maturity tax-exempt bonds, and tapered to a two basis point increase for 30-year maturity tax-exempt bonds. The net effect was that the yield spread between 1- and 30-year "AAA"-rated general obligation tax-exempt bonds fell from 141 basis points to 75 basis points. As a result of the way in which the tax-exempt municipal yield curve flattened, only tax-exempt bonds with the longest maturities (15 years and longer) provided positive incremental return versus the LBMB.

During the 12-month reporting period, credit spreads, or the yield difference between "AAA"-rated tax-exempt bonds and bonds of lower credit quality and similar maturity, tightened significantly apparently as a result of both improving economic activity and the exhaustive demand for securities with higher yields. Credit spreads also became tighter to a greater extent for "BBB"-rated (or comparable quality) debt than for other investment-grade rated ("AAA," "AA," "A" or comparable quality) debt (meaning that the yield on the "BBB"-rated debt improved to a greater extent than for other investment-grade rated debt). High yield, tax-exempt municipal debt (non-investment grade bonds not rated at least "BBB") provided strong total returns once again as investors were attracted to the significantly higher yield provided by these issues. According to Lehman Brothers, Inc., the credit spread between the LBNIGMBI and the LBMB tightened from 222 basis points to 151 basis points.

The 12-month reporting period also saw a large (although declining) supply of new tax-exempt bonds. During calendar year 2005, issuance of new tax-exempt bonds was the highest on record, following record-issuance in two of the previous three years. According to The Bond Buyer , dated September 5, 2006, issuance from January 1, 2006 through August 31, 2006, while on pace to be one of the top five years on record, showed a 15% decline versus the same period in 2005.

Credit Quality

A key to the fund's favorable absolute performance was due, in part, to the fund's positions in lower investment grade and non-investment grade tax-exempt bonds. Credit spreads tightened significantly, the yield on "BBB"-rated debt (or unrated debt of comparable quality) improved to a greater extent than for other investment-grade rated debt (or unrated date of comparable quality), and high-yield, tax-exempt municipal debt provided strong total returns, during the 12-month reporting period. This benefited the fund's performance because of the fund's sizable positions in lower quality, investment-grade, tax-exempt bonds and non-investment-grade, tax-exempt bonds.

Yield Curve and Maturity

During the 12-month reporting period, the fund primarily purchased securities on the longer-end of the tax-exempt municipal bond curve (20-30 year maturity bonds). Bonds with longer maturities provided better returns as the yield curve flattened, and the yields on longer maturities did not increase as much or actually declined compared to bonds with shorter final maturities over the period. The decline in interest rates on long-term, tax-exempt bonds also added incremental return to the fund's portfolio. Accordingly, the fund's focus on purchasing longer-term, tax-exempt municipal bonds benefited the fund's performance.

Sectors and Security Selection

During the 12-month reporting period, many of the fund's holdings performed well. Sectors that performed particularly well were transportation bonds (particularly the secured bonds of Continental and American Airlines) and continuing care retirement center (CCRCs) bonds. In addition, successful security selection in yield sectors, such as charter school bonds and tax assessment bonds benefited the fund's performance. The fund's performance was negatively impacted early in the 12-month reporting period by positions in airline bonds secured by Delta Airlines and Northwest Airlines.

Duration

As determined at the end of the reporting period, the fund's dollar-weighted average duration was 6.12 years. Duration management is a component of the fund's investment strategy. The fund's longer than benchmark duration benefited the performance due to the relative outperformance of long, high coupon bonds.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund 2 (Class A Shares) (the "Fund") from August 31, 1996 to August 31, 2006, compared to the Lehman Brothers Municipal Bond Index (LBMB), 3 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 3 a custom blend consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 3 and the Lipper High Yield Municipal Debt Fund Average (LHMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2006
1 Year	0.12%
5 Years	4.95%
10 Years	4.85%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI, and LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund) was reorganized into Federated Municipal High Yield Advantage Fund (Fund), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.

3 The LBMB is the broad-based securities market index for the Fund. The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund 2 (Class B Shares) (the "Fund") from August 31, 1996 to August 31, 2006, compared to the Lehman Brothers Municipal Bond Index (LBMB) 3 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 3 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 3 and the Lipper High Yield Municipal Debt Fund Average (LHMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2006
1 Year	(1.57)%
5 Years	4.81%
10 Years	4.70%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI and the LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund) was reorganized into Federated Municipal High Yield Advantage Fund (Fund), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.

3 The LBMB is the broad-based securities market index for the Fund. The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund 2 (Class C Shares) (the "Fund") from August 31, 1996 to August 31, 2006, compared to the Lehman Brothers Municipal Bond Index (LBMB), 3 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 3 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 3 and the Lipper High Yield Municipal Debt Fund Average (LHMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2006
1 Year	1.90%
5 Years	4.92%
10 Years	4.43%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI and the LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund) was reorganized into Federated Municipal High Yield Advantage Fund (Fund), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.

3 The LBMB is the broad-based securities market index for the Fund. The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund 2 (Class F Shares) (the "Fund") from August 31, 1996 to August 31, 2006, compared to the Lehman Brothers Municipal Bond Index (LBMB), 3 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 3 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 3 and the Lipper High Yield Municipal Debt Fund Average (LHMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2006
1 Year	2.78%
5 Years	5.72%
10 Years	5.23%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The maximum contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI and LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund) was reorganized into Federated Municipal High Yield Advantage Fund (Fund), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.

3 The LBMB is the broad-based securities market index for the Fund. The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

4 Total return quoted reflects all applicable sales charges.

Portfolio of Investments Summary Table 1

At August 31, 2006, the Fund's 2 sector composition 3 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	18.2%
Insured	15.8%
Special Tax	15.6%
Senior Care	11.9%
Prerefunded	10.3%
Single Family Housing	6.9%
Industrial Development Bond/Pollution Control Revenue	5.6%
Transportation	5.0%
Electric & Gas	3.9%
Tobacco	3.7%
Education	2.7%
Multi Family Housing	2.5%
Resource Recovery	2.5%
General Obligation--Local	2.4%
General Obligation--State	0.8%
Water & Sewer	0.1%
Other [4]	2.8%
Other Assets and Liabilities--Net [5]	(10.7)%
TOTAL	100.0%

1 Certain percentages have been restated, see Note 10 to the Financial Statements.

2 Note that the Fund is the successor to Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Sector composition information presented refers to sector composition of the Predecessor Fund as of August 31, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

3 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured' sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

4 For purposes of this table, sector classifications which constitute less than 0.1% of the Fund's total net assets have been aggregated under the designation "Other."

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments
(As Restated, see Note 10)

August 31, 2006

Principal Amount			Value
		MUNICIPAL BONDS--108.5%
		Alabama--1.1%
$2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	$2,033,020
2,000,000	[1]	Mobile County, AL IDA, (Ipsco, Inc.), Industrial Development Revenue Bonds (Series 2000), 5/1/2030	2,135,040
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	2,168,628
		TOTAL	6,336,688
		Alaska--0.2%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	1,369,699
		Arizona--0.5%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	576,545
1,500,000		Pima County, AZ IDA, Education Facilities Revenue Bonds (Series 2006), 6.375% (Choice Education & Development Corp.), 6/1/2036	1,522,095
1,000,000	[2]	Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	1,043,670
		TOTAL	3,142,310
		Arkansas--0.4%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010 @100)/(Original Issue Yield: 7.50%), 2/1/2029	2,226,980
		California--7.5%
1,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	1,019,220
1,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,052,680
2,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	2,074,820
6,000,000	[1]	California State, (California State Fiscal Recovery Fund), Economic Recovery Revenue Bonds (Series 2004A), 5.250%, 7/1/2013	6,568,080
4,595,000		California State, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2012	4,873,732
1,405,000		California State, UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2011 @100), 6/1/2012	1,495,791
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,195,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101), 5/1/2030	$1,298,821
2,075,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101), 5/1/2030	2,250,047
670,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101), 5/1/2030	727,727
310,000		California State, UT GO Bonds, 5.75%, 5/1/2030	332,341
1,280,000	[2]	California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	1,333,350
1,000,000	[2]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	1,058,780
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	2,042,500
4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%, 6/1/2042	4,846,680
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	3,186,854
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	909,840
1,000,000		Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/ (Original Issue Yield: 7.929%), 12/1/2024	1,104,980
2,000,000		Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds, (Series C), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	2,209,960
1,000,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	990,930
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,361,138
349,000	[3]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	240,217
1,500,000		Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.00% (United States Treasury PRF 6/1/2015 @100), 12/1/2035	1,641,030
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	1,074,190
		TOTAL	43,693,708
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--6.5%
$1,500,000		Aspen Grove, CO Business Improvement District, LT Tax GO Bonds (Series 2001), 7.625%, 12/1/2025	$1,621,290
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	2,123,800
1,500,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	1,567,110
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF 8/15/2011 @100)/(Original Issue Yield: 8.00%), 8/15/2031	1,762,830
970,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036	1,009,741
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	1,068,720
990,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010 @100)/(Original Issue Yield: 7.40%), 3/1/2022	1,074,655
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010 @100)/(Original Issue Yield: 7.50%), 3/1/2032	558,990
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(United States Treasury PRF 12/1/2011 @100)/(Original Issue Yield: 7.75%), 12/1/2033	897,112
800,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	891,584
755,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	793,762
4,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035	4,287,273
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034	1,068,630
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	1,118,620
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury PRF 12/1/2010 @101), 12/1/2019	693,912
2,250,000		Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2021	2,394,968
2,000,000		Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2022	2,124,140
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$500,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	$531,295
505,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	509,343
1,000,000		Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036	1,015,030
1,000,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	1,061,900
500,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00%, 12/1/2036	506,710
1,000,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033	1,116,800
1,770,000		Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%, 12/1/2026	1,871,439
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	2,361,657
1,500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue Yield: 7.18%), 12/1/2034	1,654,515
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	2,145,620
		TOTAL	37,831,446
		Connecticut--0.4%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,192,210
800,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	838,440
		TOTAL	2,030,650
		District of Columbia--1.5%
25,000,000		District of Columbia Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006), 6/15/2046	2,202,500
6,245,000	[1]	District of Columbia, UT GO Bonds (Series 2005A), 5.000%, 6/1/2023	6,588,262
		TOTAL	8,790,762
		Florida--7.7%
1,500,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	1,510,200
1,400,000		Belmont, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006B), 5.125%, 11/1/2014	1,406,860
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032	2,201,800
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$109,218		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	$108,355
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012 @102), 10/1/2033	1,233,060
825,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	835,445
1,000,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006), 5.375%, 5/1/2036	1,006,460
500,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	503,895
740,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	740,592
5,200,000	[1]	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds (Series 4), 5.050%, 7/1/2026	5,337,862
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	1,037,700
675,000		Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	680,846
1,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System/Sunbelt Obligated Group)/(United States Treasury PRF 11/15/2011 @101)/(Original Issue Yield: 6.026%), 11/15/2031	1,115,440
1,000,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	1,072,350
155,000		Lee County, FL HFA, Single Family Mortgage Step Coupon Revenue Bonds, 6.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	157,007
2,000,000		Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	2,149,220
1,045,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	1,051,824
925,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	990,842
1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	1,106,780
700,000	[2]	Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	795,683
500,000		Miami, FL Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125% (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024	518,080
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	$1,089,340
965,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	1,042,094
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	643,410
2,000,000	[2]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	2,129,620
1,930,000		Paseo Community Development District, FL, Capital Improvement Revenue Bonds (Series 2006), 5.00%, 2/1/2011	1,953,546
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	1,112,430
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,351,596
2,000,000		St. Johns County, FL IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	2,141,160
725,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	729,923
1,760,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,770,754
500,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	507,810
375,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	383,708
1,000,000		Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	1,019,080
870,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	942,636
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2025	1,697,775
500,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	512,685
		TOTAL	44,587,868
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--1.9%
$2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	$2,215,180
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	792,191
1,235,000		Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031	1,251,993
1,000,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%, 1/1/2035	1,017,690
750,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%, 1/1/2028	778,942
1,920,000		Augusta, GA HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,983,571
1,640,000		Forsyth County, GA Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.45%), 10/1/2028	2,022,366
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	761,918
		TOTAL	10,823,851
		Hawaii--0.5%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,080,080
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,156,200
435,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	453,949
		TOTAL	2,690,229
		Idaho--0.0%
100,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	100,194
		Illinois--4.3%
625,000		Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City Project)/(Original Issue Yield: 5.90%), 3/1/2027	621,537
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 1/1/2033	1,041,570
20,000		Chicago, IL Single Family Mortgage, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	20,572
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	419,963
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$11,695,000	[1]	Illinois Finance Authority, (SwedishAmerican Hospital), Revenue Bonds, 5.000%, 11/15/2023	$12,214,386
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	1,024,630
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,295,263
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/(Original Issue Yield: 6.25%), 5/15/2038	2,068,820
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,547,460
1,500,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.125% (Proctor Hospital)/(Original Issue Yield: 5.20%), 1/1/2025	1,524,930
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,005,800
2,000,000		Lombard, IL Public Facilities Corp., First Tier Revenue Bonds (Series 2005A-1), 7.125%, 1/1/2036	2,137,120
		TOTAL	24,922,051
		Indiana--1.9%
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	1,012,290
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/ (Original Issue Yield: 6.68%), 8/1/2031	3,203,910
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	2,004,520
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	2,094,760
1,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	1,013,640
1,355,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,378,442
		TOTAL	10,707,562
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--1.4%
$375,000		Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A), 5.375% (Bartels Lutheran Retirement Community)/(Original Issue Yield: 5.45%), 11/15/2027	$379,038
6,000,000		Iowa Finance Authority, SFM Revenue Bonds (Series 2006I), 4.95% (GNMA Collateralized Home Mortgage Program COL), 7/1/2037	6,023,640
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	1,909,379
		TOTAL	8,312,057
		Kansas--1.6%
1,625,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	1,683,565
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	2,018,284
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(United States Treasury PRF 5/15/2010 @102)/ (Original Issue Yield: 8.25%), 5/15/2030	1,161,780
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	2,092,060
2,000,000	[1]	Overland Park, KS Development Corp., (Overland Park Convention Center Hotel Project), First Tier Revenue Bonds (Series 2000A), 7.375%, (Original Issue Yied: 7.50%), 1/1/2032	2,135,040
425,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program COL), 6/1/2029	439,578
		TOTAL	9,530,307
		Kentucky--0.7%
2,000,000		Kentucky Economic Development Finance Authority, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/ (Original Issue Yield: 5.92%), 10/1/2022	2,027,220
2,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	2,174,680
		TOTAL	4,201,900
		Louisiana--1.2%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, (Series A), 5.00% (International Paper Co.), 11/1/2018	1,014,670
1,980,000	[2]	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	2,128,757
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	2,003,460
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	2,020,200
		TOTAL	7,167,087
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Maine--0.4%
$970,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, (Series A), 7.50% (Piper Shores)/(United States Treasury PRF 1/1/2009 @100), 1/1/2019	$1,045,515
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds, (Series A), 7.55% (Piper Shores)/(United States Treasury PRF 1/1/2009 @100), 1/1/2029	1,078,950
		TOTAL	2,124,465
		Maryland--0.6%
2,000,000		Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	2,137,700
980,000	[1]	Maryland State Economic Development Corp., (Baltimore Association for Retarded Citizens, Inc. Project), Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds (Series 2000A), 7.750%, (Original Issue Yield: 7.85%), 3/1/2025	1,046,170
500,000		Maryland State IDFA, Economic Development Revenue Bonds (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	532,605
		TOTAL	3,716,475
		Massachusetts--3.3%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	2,108,280
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	2,079,000
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	2,467,760
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,096,390
1,000,000	[1]	Massachusetts Water Resources Authority, Revenue Bonds, 5.500%, 8/1/2015	1,089,970
2,605,000	[1]	Massachusetts Water Resources Authority, Revenue Bonds, 5.500%, 8/1/2014	2,839,822
3,430,000	[1]	Massachusetts Water Resources Authority, Revenue Bonds, 5.500%, 8/1/2019	3,738,597
3,610,000	[1]	Massachusetts Water Resources Authority, Revenue Bonds, 5.500%, 8/1/2020	3,934,792
		TOTAL	19,354,611
		Michigan--0.9%
1,000,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (Mead Westvaco Corp.)/(United States Treasury PRF 4/15/2012 @100), 4/15/2023	1,114,750
550,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	569,883
1,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	1,658,385
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037	$502,875
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, (Series 2005), 5.625%, 11/1/2035	1,528,920
		TOTAL	5,374,813
		Minnesota--4.0%
4,000,000		Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	4,948,440
3,000,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 5.25% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2028	3,135,300
550,000		Glencoe, MN Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health Services), 4/1/2031	559,191
2,000,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	2,170,280
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	1,008,550
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	536,090
4,000,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Facility Revenue Bonds (Series 2005), 6.00% (Health East, Inc.), 11/15/2035	4,388,080
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	1,047,210
2,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	2,164,280
1,500,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(United States Treasury PRF 8/1/2008 @103)/ (Original Issue Yield: 7.50%), 8/1/2029	1,644,450
1,500,000	[1]	Winona, MN Port Authority, (Bluffview Montessori School Project), Lease Revenue Bonds (Series 1999A), 8.000%, 12/1/2024	1,601,280
		TOTAL	23,203,151
		Mississippi--0.4%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	2,503,875
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--0.9%
$2,445,000	[2]	Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	$2,399,939
1,000,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,013,370
1,000,000		St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,070,130
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	522,285
		TOTAL	5,005,724
		Nebraska--1.4%
8,000,000	[1]	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2006E), 5.050%, 9/1/2028	8,190,016
		Nevada--2.2%
1,000,000		Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/ (Original Issue Yield: 5.33%), 12/1/2029	1,012,830
1,860,000	[1]	Clark County, NV, (Southern Highlands SID No. 121), Revenue Bonds, 7.500%, 12/1/2019	1,985,587
1,000,000		Clark County, NV, Limited Obligation Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No. 142)/(Original Issue Yield: 6.40%), 8/1/2023	1,037,970
960,000		Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No. 132)/(Original Issue Yield: 6.92%), 2/1/2021	998,467
500,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	502,365
1,800,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/ (Original Issue Yield: 7.75%), 1/1/2040	1,845,090
1,300,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	1,317,264
1,000,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	1,013,420
1,275,000		Henderson, NV, Limited Obligation Improvement Bonds, 5.30% (Inspirada Local Improvement District No. T-18)/(Original Issue Yield: 5.33%), 9/1/2035	1,288,910
500,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	517,085
1,115,000		North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	1,129,272
		TOTAL	12,648,260
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--4.0%
$2,100,000	[1]	New Jersey EDA, (New Jersey Metromall Urban Renewal, Inc.), Kapkowski Road Landfill Revenue Bonds, 6.500%, (Original Issue Yield: 6.55%), 4/1/2018	$2,241,792
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	2,173,120
300,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.125% (Seabrook Village)/(Original Issue Yield: 8.30%), 11/15/2018	319,422
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	1,396,513
1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,577,621
2,000,000		New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019	2,035,200
3,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	3,255,240
1,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	1,064,460
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	1,053,220
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	413,748
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	2,211,140
5,000,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (Original Issue Yield: 7.05%), 6/1/2039	5,609,550
		TOTAL	23,351,026
		New Mexico--1.2%
850,000		Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	901,909
2,500,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,673,925
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	2,070,020
1,000,000		Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 6.00%, 9/1/2032	1,034,960
		TOTAL	6,680,814
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--11.4%
$2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	$2,559,500
115,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	125,693
980,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	1,071,120
1,365,000		East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	1,380,998
2,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006A), 5.00% (XL Capital Assurance Inc. INS), 12/1/2026	2,116,940
10,000,000	[1]	Metropolitan Transportation Authority, NY, (New York State), MTA State Service Contract Refunding Revenue Bonds (Series 2002A), 5.500%, 1/1/2019	10,903,300
500,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/ (Original Issue Yield: 5.92%), 11/1/2011	523,480
6,000,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	6,410,760
2,000,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	2,155,300
400,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	430,184
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,683,075
5,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	6,490,825
1,500,000	[2]	New York City, NY, RITES (PA-1349), 6.82384% (MBIA Insurance Corp. INS), 8/1/2018	1,831,500
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	2,126,020
5,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.50%, 8/1/2022	5,417,700
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022	1,047,880
4,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2025	4,186,000
1,700,000	[2]	New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	1,752,819
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	311,457
1,075,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	1,090,620
10,500,000		Tobacco Settlement Financing Corp., NY, Revenue Bonds (Series 2003C-1), 5.50% (New York State), 6/1/2016	11,249,595
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022	1,571,415
		TOTAL	66,436,181
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--1.5%
$2,500,000		Gaston County, NC Industrial Facilities and Pollution Control Financing Authority, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	$2,635,050
1,500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.125% (Pennybyrn at Maryfield), 10/1/2035	1,553,760
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	532,055
1,910,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/ (Original Issue Yield: 7.625%), 11/1/2029	1,975,074
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,273,836
500,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	504,570
		TOTAL	8,474,345
		Ohio--3.0%
1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25% (St. Clarence-GEAC LLC), 5/1/2038	1,015,390
1,500,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	1,613,670
500,000		Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(United States Treasury PRF 7/1/2011 @101)/(Original Issue Yield: 7.35%), 7/1/2029	575,475
5,000,000	[1]	Lorain County, OH, (Catholic Healthcare Partners), Hospital Revenue Refunding & Improvement Bonds, 5.625%, 10/1/2012	5,436,350
5,000,000	[1]	Lorain County, OH, (Catholic Healthcare Partners), Hospital Revenue Refunding & Improvement Bonds, 5.625%, 10/1/2013	5,423,100
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	1,543,470
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,525,725
375,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	407,996
		TOTAL	17,541,176
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--1.0%
$3,995,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	$4,015,774
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	1,003,890
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,014,280
		TOTAL	6,033,944
		Oregon--2.4%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005), 5.125% (Willamette Falls Hospital), 4/1/2026	1,003,740
1,000,000	[2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	1,013,620
5,925,000	[1]	Multnomah County, OR Hospital Facilities Authority, (Providence Health System), Revenue Bonds (Series 2004), 5.250%, 10/1/2018	6,398,896
4,075,000	[1]	Multnomah County, OR Hospital Facilities Authority, (Providence Health System), Revenue Bonds (Series 2004), 5.500%, 10/1/2019	4,468,026
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	1,099,730
		TOTAL	13,984,012
		Pennsylvania--8.7%
1,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	1,338,099
4,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	5,329,485
2,000,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	2,014,220
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,161,003
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	905,680
1,345,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(United States Treasury PRF 9/1/2011 @100)/(Original Issue Yield: 6.75%), 9/1/2031	1,501,410
600,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	638,244
1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	1,556,205
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000	[1]	Carbon County, PA IDA, (Panther Creek Partners Project), Refunding Revenue Bonds, 6.700%, 5/1/2012	$2,135,040
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	2,114,880
555,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	605,816
1,445,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013 @101)/(Original Issue Yield: 7.50%), 1/1/2035	1,731,847
1,000,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Village Project)/(United States Treasury PRF 5/1/2010 @101)/(Original Issue Yield: 7.84%), 5/1/2031	1,141,990
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/ (Original Issue Yield: 7.75%), 11/15/2031	1,076,370
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009 @102)/(Original Issue Yield: 7.50%), 12/1/2030	2,240,100
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/ (Original Issue Yield: 6.375%), 2/1/2035	1,060,990
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	523,270
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	2,108,720
3,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	3,499,790
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	910,764
1,000,000		Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2024	1,042,540
10,995,000		Philadelphia, PA Gas Works, Revenue Bonds (Series A-1), 5.00% (FSA INS), 9/1/2033	11,390,820
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011 @100)/(Original Issue Yield: 7.35%), 9/1/2031	1,719,075
2,000,000	[1]	Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Health Care Facility Revenue Bonds (Series 2000B), 8.000%, (Original Issue Yield: 8.25%), 11/15/2023	2,135,040
500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	516,355
		TOTAL	50,397,753
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--2.0%
$9,000,000	[2]	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	$586,260
10,000,000	[1]	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series A), 5.500%, 7/1/2014	11,192,200
		TOTAL	11,778,460
		Rhode Island--0.2%
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/ (United States Treasury PRF 8/15/2012 @100)/(Original Issue Yield: 6.70%), 8/15/2032	1,145,830
		South Carolina--1.2%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	1,080,120
7,750,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	806,930
825,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	834,908
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	1,473,780
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health Alliance)/(United States Treasury PRF 12/15/2010 @102)/(Original Issue Yield: 7.55%), 12/15/2021	1,739,160
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	1,075,080
		TOTAL	7,009,978
		South Dakota--0.4%
2,000,000		Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	2,088,960
		Tennessee--1.5%
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	3,541,200
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036	2,116,620
1,000,000		Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series 2004A), 6.25% (Appalachian Christian Village)/ (Original Issue Yield: 6.43%), 2/15/2032	1,037,290
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$1,000,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	$1,090,590
625,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012 @101)/(Original Issue Yield: 6.45%), 9/1/2022	707,250
375,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012 @101)/(Original Issue Yield: 6.45%), 9/1/2022	424,350
		TOTAL	8,917,300
		Texas--5.5%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	2,068,260
800,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/ (Original Issue Yield: 7.25%), 11/15/2033	875,624
1,000,000		Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	1,057,830
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (TXU Energy Co. LLC), 5/1/2029	1,032,770
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 4/1/2013	1,111,770
715,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy Co. LLC)/(Original Issue Yield: 6.77%), 10/1/2038	804,653
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy Co. LLC), 4/1/2033	1,167,450
2,380,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2011	2,524,965
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy Houston Electric), 12/1/2018	1,067,950
4,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	4,371,520
1,500,000		El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	1,651,185
500,000		Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	539,295
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	1,060,240
1,000,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior Living Community)/ (Original Issue Yield: 7.20%), 2/15/2034	1,110,570
2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	2,070,240
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,125,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series 2005), 5.625% (Christian Care Centers, Inc.), 2/15/2035	$1,170,473
1,000,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.)/(United States Treasury PRF 2/15/2010 @101)/(Original Issue Yield: 7.75%), 2/15/2028	1,131,180
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009 @102)/(Original Issue Yield: 7.75%), 11/15/2029	2,257,940
250,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	258,438
900,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	943,155
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	1,009,810
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	970,860
2,000,000	[2,4]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	120,000
1,485,000	[2,5]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	192,322
1,000,000		Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	1,090,930
535,000		Travis County, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 5.65% (Querencia at Barton Creek)/(Original Issue Yield: 5.80%), 11/15/2035	539,189
		TOTAL	32,198,619
		Virginia--6.5%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	740,799
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	1,107,900
2,000,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	2,131,720
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (United States Treasury PRF 12/1/2013 @100)/(Original Issue Yield: 7.625%), 12/1/2032	1,834,050
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (United States Treasury PRF 8/15/2008 @61.238)/(Original Issue Yield: 5.75%), 8/15/2017	4,273,425
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--continued
$16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (United States Treasury PRF 8/15/2008 @30.08)/(Original Issue Yield: 5.90%), 8/15/2029	$4,478,240
2,850,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%), 6/1/2037	2,979,476
20,000,000	[1]	Virginia State Housing Development Authority, Commonwealth Mortgage Revenue Bonds (Series 2006D), 4.900%, 1/1/2033	20,152,800
		TOTAL	37,698,410
		Washington--0.7%
1,000,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00% (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023	1,080,920
250,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	259,898
2,475,000	[2,6]	Washington State, Drivers (Series 1073), 8.3053% (FSA INS), 7/1/2028	2,964,456
		TOTAL	4,305,274
		West Virginia--0.3%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	659,949
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,043,940
		TOTAL	1,703,889
		Wisconsin--2.8%
750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/ (Original Issue Yield: 5.93%), 8/1/2035	754,913
1,000,000		Racine, WI Solid Waste Disposal, Revenue Bonds, 3.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2009	969,810
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	1,253,888
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012 @100), 5/1/2026	1,165,680
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012 @100), 5/1/2032	1,031,316
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	1,430,016
750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	766,418
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	$1,084,390
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	2,000,380
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	1,250,013
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	525,105
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/ (Original Issue Yield: 6.15%), 7/1/2030	1,721,981
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75% (Attic Angel Obligated Group)/(United States Treasury PRF 11/17/2008 @102)/(Original Issue Yield: 6.00%), 11/15/2027	1,058,790
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034	1,051,730
		TOTAL	16,064,430
		Wyoming--0.6%
2,000,000		Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	2,101,140
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	1,592,280
		TOTAL	3,693,420
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $600,816,080)	630,090,560
		SHORT-TERM MUNICIPALS--1.5% [7]
		California--0.2%
1,100,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 3.800%, 9/7/2006	1,100,000
400,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ), 3.270%, 9/7/2006	400,000
		TOTAL	1,500,000
		New York--1.2%
2,700,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 3.560%, 9/1/2006	2,700,000
4,030,000		New York State Urban Development Corp., (Series 2004A-3-C) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ), 3.360%, 9/7/2006	4,030,000
		TOTAL	6,730,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [7]
		Pennsylvania--0.1%
$700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/ (J.P. Morgan Chase Bank, N.A. and WestLB AG (GTD) LIQs), 3.580%, 9/1/2006	$700,000
		TOTAL SHORT-TERM MUNICIPALS (AMORTIZED COST $8,930,000)	8,930,000
		OTHER--0.7%
1,500,000	[2,6]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	1,664,805
2,000,000	[2,6]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	2,226,440
		TOTAL OTHER (IDENTIFIED COST $3,500,000)	3,891,245
		TOTAL INVESTMENTS--110.7% (IDENTIFIED COST $613,246,080) [8]	642,911,805
		OTHER ASSETS AND LIABILITIES - NET--(10.7)%	(62,061,119)
		TOTAL NET ASSETS--100%	$580,850,686

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.6% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

Note that the Fund is the successor to Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Portfolio of Investments information presented refers to the portfolio of investments of the Predecessor Fund as of August 31, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

1 Underlying security in inverse floater structure (see Notes to Financial Statements, Note 2).

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $41,532,765, which represented 7.1% of total net assets.

3 The issuer failed to distribute to the Fund its scheduled semi-annual interest payment on April 15, 2006.

4 The issuer failed to distribute to the Fund its scheduled semi-annual principal and interest payments on March 1, 2006 and September 1, 2006.

5 The issuer failed to distribute to the Fund its scheduled semi-annual principal and interest payments on October 1, 2005 and April 1, 2006.

6 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2006, these liquid restricted securities amounted to $6,855,701, which represented 1.2% of total net assets.

7 Current rate and next demand date shown for Variable Rate Demand Notes.

8 The cost of investments for federal tax purposes amounts to $545,851,205.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FLOATs	--Puttable Floating Option Tax-Exempt Receipts
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
(As Restated, see Note 10)

August 31, 2006

Assets:
Total investments in securities, at value (identified cost $613,246,080)		$642,911,805
Cash		79,230
Income receivable		8,806,027
Receivable for investments sold		34,270,000
Receivable for shares sold		870,187
TOTAL ASSETS		686,937,249
Liabilities:
Payable for floating rate and residual interest securities (Note 2)	$68,553,760
Payable for investments purchased	36,148,193
Payable for shares redeemed	1,003,960
Payable for distribution services fee (Note 5)	100,891
Payable for shareholder services fee (Note 5)	123,145
Accrued expenses	156,614
TOTAL LIABILITIES		106,086,563
Net assets for 57,998,560 shares outstanding		$580,850,686
Net Assets Consist of:
Paid-in capital		$602,684,380
Net unrealized appreciation of investments and residual interest securities payable		29,347,085
Accumulated net realized loss on investments, futures contracts and swap contracts		(51,600,965)
Undistributed net investment income		420,186
TOTAL NET ASSETS		$580,850,686

Statement of Assets and Liabilities-continued
(As Restated, see Note 10)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($235,203,817 ÷ 23,482,882 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.02
Offering price per share (100/95.50 of $10.02) [1]	$10.49
Redemption proceeds per share	$10.02
Class B Shares:
Net asset value per share ($106,124,440 ÷ 10,600,446 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.01
Offering price per share	$10.01
Redemption proceeds per share (94.50/100 of $10.01) [1]	$ 9.46
Class C Shares:
Net asset value per share ($52,874,790 ÷ 5,280,586 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.01
Offering price per share (100/99.00 of $10.01) [1]	$10.11
Redemption proceeds per share (99.00/100 of $10.01) [1]	$ 9.91
Class F Shares:
Net asset value per share ($186,647,639 ÷ 18,634,646 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.02
Offering price per share (100/99.00 of $10.02) [1]	$10.12
Redemption proceeds per share (99.00/100 of $10.02) [1]	$ 9.92

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations
(As Restated, see Note 10)

August 31, 2006

Investment Income:
Interest			$34,340,207
Expenses:
Investment adviser fee (Note 5)		$3,298,351
Administrative personnel and services fee (Note 5)		437,624
Custodian fees		26,936
Transfer and dividend disbursing agent fees and expenses		337,926
Directors'/Trustees' fees		14,732
Auditing fees		21,436
Legal fees		18,294
Portfolio accounting fees		174,114
Distribution services fee--Class B Shares (Note 5)		846,792
Distribution services fee--Class C Shares (Note 5)		357,112
Shareholder services fee--Class A Shares (Note 5)		523,928
Shareholder services fee--Class B Shares (Note 5)		282,264
Shareholder services fee--Class C Shares (Note 5)		118,082
Shareholder services fee--Class F Shares (Note 5)		442,752
Share registration costs		101,170
Printing and postage		46,407
Interest and trust expenses		2,100,847
Insurance premiums		10,137
Taxes		40,307
Miscellaneous		11,232
TOTAL EXPENSES		9,210,443
Waivers (Note 5):
Waiver of investment adviser fee	$(1,036,182)
Waiver of administrative personnel and services fee	(18,733)
TOTAL WAIVERS		(1,054,915)
Net expenses			8,155,528
Net investment income			26,184,679
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,983,766)
Net realized gain on futures contracts			618,040
Net change in unrealized appreciation of investments			(331,649)
Net change in unrealized depreciation on futures contracts			148,256
Net realized and unrealized loss on investments and futures contracts			(1,549,119)
Change in net assets resulting from operations			$24,635,560

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets
(As Restated, see Note 10)

Year Ended August 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,184,679	$23,906,107
Net realized loss on investments and futures contracts	(1,365,726)	(250,831)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(183,393)	18,266,754
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,635,560	41,922,030
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,457,499)	(8,741,402)
Class B Shares	(4,783,609)	(5,660,776)
Class C Shares	(2,004,306)	(1,575,388)
Class F Shares	(8,876,442)	(9,124,639)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,121,856)	(25,102,205)
Share Transactions:
Proceeds from sale of shares	130,837,287	133,745,722
Net asset value of shares issued to shareholders in payment of distributions declared	17,611,290	14,991,894
Cost of shares redeemed	(100,681,549)	(73,737,960)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,767,028	74,999,656
Change in net assets	46,280,732	91,819,481
Net Assets:
Beginning of period	534,569,954	442,750,473
End of period (including undistributed net investment income of $420,186 and $184,383, respectively)	$580,850,686	$534,569,954

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements
(As Restated)

August 31, 2006

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Municipal High Yield Advantage Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (the "Predecessor Fund") pursuant to a reorganization on November 10, 2006. Prior to the date of the reorganization, the Fund did not have any investment operations. On the date of the reorganization, November 10, 2006, the Predecessor Fund's assets (inclusive of liabilities recorded on the Predecessor Fund's records) were transferred into the Fund and the Predecessor Fund was dissolved on or within a short period of time after the date of the reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For municipal bonds, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Fund's Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended August 31, 2006, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund or purchased by other funds advised by Federated Investment Management Company, the Fund's Adviser, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes and residual interest tax-exempt securities owned by other funds reflected as Fund liabilities under the caption, "Payable for floating rate and residual interest securities" in the Statement of Assets and Liabilities. At August 31, 2006, Fund investments with a value of $129,891,448 are held by the trusts and serve as collateral for the $68,553,760 in floating rate and residual interest securities held by other funds outstanding at that date. The Fund recorded interest and trust expenses of $2,100,847 for these investments for the year ended August 31, 2006.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they typically do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended August 31, 2006, the Fund had net realized gains on future contracts of $618,040.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at August 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$1,969,900
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	6/24/2005	$1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	3/30/2005	$1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	10/28/2005	$2,000,000
California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	6/7/1999	$1,280,000
California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	$1,000,000
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012 @102), 10/1/2033	5/9/2003	$1,000,000
Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	7/15/2005	$541,890
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$1,000,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	12/23/2004	$1,279,850
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/9/2004	$986,780
Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	7/27/1999	$2,445,000
Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	8/30/2000	$1,953,424
Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	4/26/2004	$675,248
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$6,000,000
New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$2,000,000
Security	Acquisition Date	Acquisition Cost
New York City, NY, RITES (PA-1349), 6.82384% (MBIA Insurance Corp. INS), 8/1/2018	2/6/2006	$1,776,555
New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	8/7/2006	$1,700,000
Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	12/5/2005	$2,000,000
Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	3/25/2002	$1,920,000
Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	10/9/2001	$1,485,000
Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	12/21/2005	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended August 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,503,623	$74,337,110	6,822,549	$67,441,835
Shares issued to shareholders in payment of distributions declared	801,661	7,919,370	650,139	6,396,061
Shares redeemed	(4,107,724)	(40,663,903)	(2,273,605)	(22,416,797)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,197,560	$41,592,577	5,199,083	$51,421,099

Year Ended August 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,248,186	$12,353,838	2,062,859	$20,380,095
Shares issued to shareholders in payment of distributions declared	298,200	2,946,089	299,211	2,940,775
Shares redeemed	(2,977,064)	(29,456,736)	(2,714,177)	(26,776,320)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,430,678)	$(14,156,809)	(352,107)	$(3,455,450)

Year Ended August 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,018,908	$19,982,931	1,981,610	$19,566,807
Shares issued to shareholders in payment of distributions declared	135,794	1,341,438	102,826	1,011,870
Shares redeemed	(1,094,868)	(10,837,576)	(505,502)	(4,988,610)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,059,834	$10,486,793	1,578,934	$15,590,067

Year Ended August 31	2006		2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,441,426	$24,163,408	2,668,509	$26,356,985
Shares issued to shareholders in payment of distributions declared	547,068	5,404,393	472,187	4,643,188
Shares redeemed	(1,993,129)	(19,723,334)	(1,984,471)	(19,556,233)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	995,365	$9,844,467	1,156,225	$11,443,940
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,822,081	$47,767,028	7,582,135	$74,999,656

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted security interest, partnership adjustments, inverse floater structures and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$87,954	$263,136	$(351,090)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2006 and 2005, was as follows:

	2006	2005
Tax-exempt income	$26,121,856	$25,102,205

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$518,965
Net unrealized appreciation	$28,506,840
Post-October loss deferral	$(143,205)
Capital loss carryforward	$(50,716,294)

At August 31, 2006, the cost of investments for federal tax purposes was $545,851,205. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $28,506,840. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,376,124 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,869,284.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable primarily to differing treatments for the deferral of losses on wash sales, defaulted security adjustments and discount accretion/premium amortization on debt securities.

At August 31, 2006, the Fund had a capital loss carryforward of $50,716,294 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$24,259,223
2009	$ 4,968,940
2010	$ 3,907,651
2011	$ 5,101,855
2012	$ 3,341,471
2013	$ 7,976,021
2014	$ 1,161,133

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2006, for federal income tax purposes, post October losses of $143,205 were deferred to September 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended August 31, 2006, the Adviser voluntarily waived $1,036,182 of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.3233% effective January 1, 2006 and may not be increased until December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2006, FSC retained $146,157 of fees paid by the Fund. For the year ended August 31, 2006, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee.

Sales Charges

For the year ended August 31, 2006, FSC retained $174,591 in sales charges from the sale of Class A Shares. FSC also retained $13,810 of contingent deferred sales charges relating to redemptions of Class A Shares, $9,443 relating to redemptions of Class C Shares and $11,193 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended August 31, 2006, FSSC received $9,060 of fees paid by the Fund.

Interfund Transactions

During the year ended August 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $241,025,000 and $232,445,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 38.9% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2006, were as follows:

Purchases	$171,030,396
Sales	$117,155,941

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. SUBSEQUENT EVENTS

As a result of receiving the required shareholder vote, at the close of business on November 10, 2006, Federated Municipal High Yield Advantage Fund, Inc. reorganized into Federated Municipal High Yield Advantage Fund, a series of Federated Municipal Securities Income Trust.

On December 21, 2006, the Fund entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

10. RESTATEMENT

Subsequent to the issuance of the August 31, 2006 financial statements, the Fund determined that the transfers of certain fixed-rate, tax-exempt municipal bond securities by the Fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities , and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratios of net expenses and net investment income, as well as portfolio turnover, on the financial highlights table as shown below:

	Year Ended August 31,
Ratio of Net Expenses	2006	2005	2004	2003	2002
Class A Shares:
As previously reported	0.88%	1.07%	1.06%	1.07%	1.08%
As restated	1.26%	1.52%	1.43%	1.44%	1.43%
Class B Shares:
As previously reported	1.64%	1.82%	1.81%	1.82%	1.83%
As restated	2.02%	2.27%	2.18%	2.19%	2.18%
Class C Shares:
As previously reported	1.63%	1.82%	1.81%	1.82%	1.83%
As restated	2.01%	2.27%	2.18%	2.19%	2.18%
Class F Shares:
As previously reported	0.88%	1.07%	1.06%	1.07%	1.08%
As restated	1.26%	1.52%	1.43%	1.44%	1.43%

	Year Ended August 31,
Ratio of Net Investment Income	2006	2005	2004	2003	2002
Class A Shares:
As previously reported	5.01%	5.20%	5.71%	5.87%	5.68%
As restated	4.98%	5.19%	5.70%	5.86%	5.67%
Class B Shares:
As previously reported	4.26%	4.46%	4.96%	5.12%	4.94%
As restated	4.23%	4.45%	4.95%	5.11%	4.93%
Class C Shares:
As previously reported	4.26%	4.45%	4.96%	5.12%	4.93%
As restated	4.23%	4.44%	4.95%	5.11%	4.92%
Class F Shares:
As previously reported	5.01%	5.21%	5.71%	5.87%	5.68%
As restated	4.98%	5.20%	5.70%	5.86%	5.67%

	Year Ended August 31,
Portfolio Turnover	2006	2005	2004	2003	2002
Class A Shares:
As previously reported	27%	18%	22%	25%	35%
As restated	20%	17%	11%	16%	22%
Class B Shares:
As previously reported	27%	18%	22%	25%	35%
As restated	20%	17%	11%	16%	22%
Class C Shares:
As previously reported	27%	18%	22%	25%	35%
As restated	20%	17%	11%	16%	22%
Class F Shares:
As previously reported	27%	18%	22%	25%	35%
As restated	20%	17%	11%	16%	22%

This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return.

In addition, the portfolio of investments, the statement of assets and liabilities, the statement of operations and the statement of changes in net assets were also restated as follows:

	August 31, 2006		August 31, 2005
	As Previously Reported	As Restated	As Previously Reported	As Restated
Portfolio of Investments:
Total investments	$ 574,358,045	$ 642,911,805
Identified cost	$ 545,934,006	$ 613,246,080
Other assets and liabilities	$ 6,492,641	$ (62,061,119)
Statement of Assets and Liabilities:
Total investments in securities, at value	$ 574,358,045	$ 642,911,805
Identified cost	$ 545,934,006	$ 613,246,080
Total assets	$ 618,383,489	$ 686,937,249
Payable for floating rate and residual interest securities	$ --	$ 68,553,760
Total liabilities	$ 37,532,803	$ 106,086,563
Net unrealized appreciation of investments and residual interest securities payable	$ 28,424,039	$ 29,347,085
Accumulated net realized loss on investments, futures contracts and swap contracts	$ (50,677,919)	$ (51,600,965)
Statement of Operations:
Investment income--interest	$ 32,376,849	$ 34,340,207
Interest and trust expenses	$ --	$ 2,100,847
Total expenses	$ 7,109,596	$ 9,210,443
Net expenses	$ 6,054,681	$ 8,155,528
Net investment income	$ 26,322,168	$ 26,184,679
Net realized loss on investments	$ (1,968,881)	$ (1,983,766)
Net change in unrealized appreciation of investments	$ (484,023)	$ (331,649)
Net realized and unrealized loss on investments and futures contracts	$ (1,686,608)	$ (1,549,119)
Statement of Changes in Net Assets:
Net investment income	$ 26,322,168	$ 26,184,679	$ 23,961,142	$ 23,906,107
Net realized loss on investments and futures contracts	$ (1,350,841)	$ (1,365,726)	$ (464,230)	$ (250,831)
Net change in unrealized appreciation/depreciation of investments and futures contracts	$ (335,767)	$ (183,393)	$ 18,425,118	$ 18,266,754

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have in the Funds' financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2006, 100% of the distributions from net investment income are exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND (FORMERLY, FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC.):

We have audited the accompanying statement of assets and liabilities of Federated Municipal High Yield Advantage Fund (the "Fund"), one of the portfolios constituting Federated Municipal Securities Income Trust, including the portfolio of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal High Yield Advantage Fund, a portfolio of Federated Municipal Securities Income Trust, at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 10, the statement of assets and liabilities, including the portfolio of investments, as of August 31, 2006, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended have been restated.

Ernst & Young LLP

Boston, Massachusetts
October 13, 2006,
except for Notes 1, 2, 4, 6, 7, 9, 10 and 11 as to which the date is
February 23, 2007

Board of Trustees and Fund Officers
(Restated February 23, 2007)

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Fund comprised 1 portfolio, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since the Fund's inception on August 7, 2006 and continuing after the reorganization of the Federated Municipal Advantage Fund, Inc., (the "Predecessor Fund") into the Fund as of the close of business on October 27, 2006. Prior to the reorganization Ms. Ochson was the portfolio manager of the Predecessor Fund. Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : J. Scott Albrecht is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Senior Vice President of the Fund's Adviser since 2005. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment portfolio, as proposed by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with the proposed tax-free reorganization of Federated Municipal High Yield Advantage Fund, Inc. (the "Predecessor Fund") from a Maryland corporation to a Massachusetts Business Trust, pursuant to which shareholders of the Predecessor Fund would become shareholders of the Fund. Except for changes to certain fundamental investment limitations, there were no other changes proposed to the investment objectives, policies or portfolio manager(s), and the proposed investment advisory contract for Fund would contain substantially identical terms and conditions to the advisory contract of the Predecessor Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Predecessor Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Predecessor Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Predecessor Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Predecessor Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Predecessor Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Predecessor Fund by the Adviser and its affiliates; the preferences and expectations of Predecessor Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Predecessor Fund's performance for the three year period was above the median of the relevant peer group, and the Predecessor Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Predecessor Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Predecessor Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Predecessor Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the approval of the proposed advisory contract containing terms and provisions substantially identical to those applicable to the Predecessor Fund, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Predecessor Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Predecessor Fund by the Adviser and its affiliates was satisfactory.

In its decision to approve the proposed investment advisory contract for the Fund, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to not approve an advisory contract. In particular, the Board recognized that most shareholders have invested in the Predecessor Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Predecessor Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923864
Cusip 313923856
Cusip 313923849
Cusip 313923831

G01091-01 (2/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $151,900

                  Fiscal year ended 2005 - $176,590

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $81

      Fiscal year ended 2005- Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $162,814
      respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures, Transfer Agent Service Auditors report and fees for review of
      N-14 merger documents.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $22,593 and $22,187
      respectively.  Fiscal year ended 2006 - executive compensation analysis.
      Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities and executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $204,981

            Fiscal year ended 2005 - $311,464

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer had concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) were effective in design and operation and were sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR at the time of the filing.
Although such officers reached this conclusion, they have become aware of matters relating to participation in certain inverse floater structures that necessitated the restatement of financial information included in Item 1 of this filing and, as a result, have reevaluated disclosure controls and procedures and concluded that they were not effective, as discussed more fully below.

(b) Management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A Fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a Fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund's ability to initiate authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund's annual or interim financial statements that is more than inconsequential will not be prevented or detected.  A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Subsequent to the filing of the Funds' initial Form N-CSR for its fiscal year ended August 31, 2006, the Fund discovered a material misstatement.  In evaluating this, management concluded that there was a control deficiency, determined to be a material weakness, as defined above, in the Funds' disclosure controls and procedures and internal control over financial reporting.  The
Funds' policies and procedures related to the review and analysis of the relevant terms and conditions of certain transfers of securities were not effective in appropriately determining whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standard
No. 140 "Accounting for Transfers and Servicing of Financial Assets and
Extinguishments of Liabilities."  As a result of this material weakness, the statement of assets and liabilities, including the portfolio of investments, as of August 31, 2006 and related statement of operations for the year then ended, statements of changes in net assets for the two years then ended and the financial highlights for each of the five years in the period then ended were restated in order to appropriately account for such transfers of securities as secured borrowings and report the related interest income and expense.  Fund
Management has taken actions to revise its internal controls over financial reporting to increase the control's effectiveness.  Following a review of financial statements of other investment companies investing in similar instruments and consultation with others in the investment company industry, including through the facility of the Investment Company Institute, Fund
Management believes that in general, other investment companies investing in similar investments over the same time periods accounted for such investments in a similar manner as the Fund prior to the Funds' restatement and, accordingly, such other investment companies investing in such investments to a material extent are also  confronting the same issue.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES INCOME TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
DATE        March 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER
DATE        March 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
DATE        March 20, 2007